Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
5. LEASES
As of December 31, 2021, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2023. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2020 and 2021 is as follows.

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Assets
Operating lease right-of-use assets	—	29,652	4,653
Liabilities
Operating lease liabilities, current	—	17,527	2,750
Operating lease liabilities, non-current	—	14,830	2,327

	—	32,357	5,077

Future minimum payments under
non-cancelable
operating leases with initial terms in excess of one year consist of the following as of December 31, 2021:

	RMB	US$
		(Note 2)
For the years ending:
2022	20,230	3,175
2023	13,657	2,143
2024	—	—
2025	—	—
2026 and thereafter	—	—

Total undiscounted lease payments	33,887	5,318
Less: imputed interest	(1,530)	(241)
Total lease liabilities	32,357	5,077

The below table summarizes lease costs and other information for year ended December 31, 2021:

	As of December 31,
	2021
	RMB	US$
Lease cost		(Note 2)
Operating lease cost	15,563	2,442
Short-term lease cost	775	122

Total lease cost	16,338	2,564

Other information
Cash paid for amounts included in the measurement of lease liabilities	15,309	2,402
Right-of-use assets obtained in exchange for new operating lease liabilities	18,972	2,977
Weighted-average remaining lease term	1.9 years	1.9 years
Weighted-average discount rate	5.0%	5.0%
For the year ended December 31, 2021, the Company did not have variable lease cost or sublease income.
For the years ended December 31, 2019, 2020, total operating lease expense amounted to RMB11,104 and RMB11,536, respectively.
Under the prior lease guidance, future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2020:

RMB
For the years ending:
2021	8,949
2022	9,712
2023	6,956
2024	—
2025 and thereafter	—
Total	25,617